THE ADVISORS’ INNER CIRCLE FUND

Edgewood Growth Fund

(Institutional Shares Ticker Symbol: EGFIX)

(Retail Shares Ticker Symbol: EGFFX)

(Service Shares Ticker Symbol: EGFSX)

Supplement Dated October 1, 2026

to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”),
each dated January 28, 2026, as supplemented

This supplement provides new and additional information beyond that contained in the Fund’s Summary Prospectus, Prospectus and SAI and should be read in conjunction with the Summary Prospectus, Prospectus and SAI.

Effective immediately, the Fund’s Summary Prospectus, Prospectus and SAI are hereby amended and supplemented as follows:

1.	All references to the Fund’s Retail Shares and Service Shares are hereby deleted, following the conversion of the Retail Share class into the Institutional Share class and the elimination of the Service Share class on September 23, 2026.

2.	The paragraph in the “Fund Codes” section of the Prospectus hereby is deleted and replaced with the following:

Fund Codes

The Fund’s reference information listed below will be helpful to you when you contact the Fund to purchase shares, check daily NAV or obtain additional information.

Edgewood Growth Fund	Ticker Symbol	CUSIP	Fund Code
Institutional Shares	EGFIX	0075W0122	2131

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

EMC-SK-016-0100